Rule 497(e)
                                                           File No. 811-09165

THE KELMOORE STRATEGY(TM) COVERED OPTION FUND (the "Fund")

Supplement dated November 9, 1999 to the prospectus dated October 24, 1999

The following replaces information contained under the heading "How To Buy
Shares: Purchase Amounts" on page 10 of the Fund's prospectus:

     Minimum additional investments:               $50

The following replaces information contained under the heading "To Add to An
Account: By Mail" on page 13 of the Fund's prospectus:

     Please make sure your additional investment is for at least $50.

The following information replaces information contained under the heading "To Add to An Account: By Wire" on page 13 of the Fund's prospectus:

     Please make sure your wire is for at least $50.

The following information replaces information contained in the table entitled "Front-End Sales Charge" on page 10 of the Fund's prospectus:

FRONT-END SALES CHARGE
                                               Approximate
Amount                     Percentage of       Percentage of            Dealer
of Single Transaction      Offering Price     Amount Invested         Concession
--------------------------------------------------------------------------------
Less than $50,000            5.50%                5.82%                    5.00%
--------------------------------------------------------------------------------
$50,000 but less than
$100,000                     4.75%               4.99%                     4.25%
--------------------------------------------------------------------------------
$100,000 but less than
$250,000                     4.00%               4.17%                     3.50%
--------------------------------------------------------------------------------
$250,000 but less than
$500,00                      3.25%               3.36%                     2.75%
--------------------------------------------------------------------------------
$500,000 or more             2.50%               2.56%                     2.00%